10 Trade receivables (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables
Balance at beginning of the year	R$ 1,042,015	R$ 1,099,442	R$ 1,067,973
Additions	176,776	54,064	61,315
Recoveries	(61,172)	(111,491)	(29,846)
Balance at the end of the year	R$ 1,157,619	R$ 1,042,015	R$ 1,099,442